Financial Assets Available For Sale (Details)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Financial Assets Available For Sale (Details) [Line Items]
Financial assets available for sale | $	$ 94,648		$ 91,472
RMB [Member]
Financial Assets Available For Sale (Details) [Line Items]
Financial assets available for sale | ¥		¥ 600,000		¥ 600,000
Songlu Pharmaceutical [Member]
Financial Assets Available For Sale (Details) [Line Items]
Invested total amount | $	$ 94,648
Songlu Pharmaceutical [Member] | Investment [Member]
Financial Assets Available For Sale (Details) [Line Items]
Percentage of shares	0.50%	0.50%
Songlu Pharmaceutical [Member] | RMB [Member]
Financial Assets Available For Sale (Details) [Line Items]
Invested total amount | ¥		¥ 600,000